Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Invesco India Exchange-Traded Fund Trust
Prospectus Date	rr_ProspectusDate	Feb. 28, 2019
Document Creation Date	dei_DocumentCreationDate	Mar. 12, 2019